Capital and financial risk management - Hedging instruments (Details) £ in Millions	12 Months Ended
	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)
Cash flow hedges | Below 10 years
Hedging instruments
Average strike price		1.10%
Notional principal value		668
Change in fair value for recognising hedge ineffectiveness		£ 4
Fair value assets/ (liabilities		£ 4
Cash flow hedges | 10-30 years
Hedging instruments
Average strike price		1.30%
Notional principal value		935
Change in fair value for recognising hedge ineffectiveness		£ 3
Fair value assets/ (liabilities		£ 3
Cash flow hedges | >30 years
Hedging instruments
Average strike price		1.50%
Notional principal value		393
Change in fair value for recognising hedge ineffectiveness		£ 4
Fair value assets/ (liabilities		4
Fair value hedges
Hedging instruments
Fair value assets/ (liabilities		0
Net investment hedges
Hedging instruments
Fair value assets/ (liabilities		£ 0
EUR IRS | Fair value hedges | Below 10 years
Hedging instruments
Average strike price	1.30%
Notional principal value	754
Change in fair value for recognising hedge ineffectiveness	£ (59)
Fair value assets/ (liabilities	£ (59)
USD IRS | Fair value hedges | Below 10 years
Hedging instruments
Average strike price	3.10%
Notional principal value	1,454
Change in fair value for recognising hedge ineffectiveness	£ (78)
Fair value assets/ (liabilities	£ (78)
EUR FX Swaps | Net investment hedges | Below 10 years
Hedging instruments
Average strike price	1.20%
Notional principal value	329
Change in fair value for recognising hedge ineffectiveness	£ (7)
Fair value assets/ (liabilities	£ (7)
CNH CCIRS | Net investment hedges | Below 10 years
Hedging instruments
Average strike price	8.60%
Notional principal value	910
Change in fair value for recognising hedge ineffectiveness	£ (35)
Fair value assets/ (liabilities	£ (35)
EUR Bonds | Net investment hedges | Below 10 years
Hedging instruments
Average strike price	1.10%
Notional principal value	887
Change in fair value for recognising hedge ineffectiveness	£ (55)
Fair value assets/ (liabilities	£ 867
EUR Bonds | Net investment hedges | 10-30 years
Hedging instruments
Average strike price	1.10%
Notional principal value	665
Change in fair value for recognising hedge ineffectiveness	£ (43)
Fair value assets/ (liabilities	£ 659